DESCRIPTION OF ORGANIZATION AND PRINCIPAL ACTIVITIES - Group's VIE information (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Group's VIE information
Restricted cash	¥ 186,340,321		¥ 223,971,197		$ 27,016,807
Short-term investments	160,406,301		773,678,455		23,256,728
Accounts receivable, net	299,742,923		268,557,176		43,458,639
Inventories	417,009,148		269,637,042		60,460,643
Prepayments and other current assets	205,695,717		56,061,263		29,823,076
Total current assets	2,012,071,029		1,895,914,392		291,722,878
Term deposits-non-current	20,000,000		35,939,250		2,899,727
Property, plant and equipment, net	397,356,795		397,215,911		57,611,320
Intangible assets, net	1,857,320		3,668,189		269,286
Operating lease right-of-use assets	86,597,121		94,201,263		12,555,402
Deferred income tax assets	6,132,499		11,907,344		889,129
Other non-current assets	12,683,090		2,367,064		1,838,875
Total assets	2,536,697,854		2,441,213,413		367,786,617
Short-term bank borrowings	160,000,000		180,000,000		23,197,819
Notes payable	316,832,113		143,622,874		45,936,338
Accounts payable	459,466,937		538,930,163		66,616,444
Income taxes payable	1,898,065		17,601,525		275,194
Advances from customers	24,931,897		17,266,994		3,614,785
Deferred revenue - current	37,539,733		32,757,740		5,442,750
Accrued expenses and other current liabilities	192,092,943		198,904,558		27,850,859
Total current liabilities	1,192,761,688		1,129,083,854		172,934,189
Deferred revenue-non-current	11,429,500		10,693,692		1,657,122
Deferred income tax liabilities	1,398,279		1,992,388		202,731
Operating lease liabilities	7,569,128		13,921,859		1,097,420
Other non-current liabilities	13,441,382		20,967,430		1,948,817
Total liabilities	1,226,599,977		1,176,659,223		$ 177,840,279
Revenues	3,168,597,334	$ 459,403,430	3,704,537,419	¥ 2,444,328,764
Net income (loss)	(49,462,929)	(7,171,450)	225,820,409	168,652,466
Net cash provided by (used in) operating activities	(121,856,343)	(17,667,508)	334,174,702	465,598,711
Net cash provided by (used) in investing activities	397,891,899	57,688,903	(295,058,974)	(535,231,611)
Net cash used in financing activities	(17,796,914)	(2,580,310)	6,246,384	(13,163,686)
Effect of foreign currency exchange rate changes on cash and restricted cash	30,043,572	4,355,907	(8,490,370)	(23,332,213)
Net increase in cash and restricted cash	288,282,214	41,796,992	36,871,742	(106,128,799)
Cash, cash equivalents and restricted cash at the beginning of the year	432,344,956	62,684,126	395,473,214	501,602,013
Cash, cash equivalents and restricted cash at the end of the year	720,627,170	$ 104,481,118	432,344,956	395,473,214
VIE
Group's VIE information
Cash	493,570,803		82,463,740
Restricted cash	6,229,605		47,829,733
Short-term investments	160,406,301		743,448,951
Accounts receivable, net	298,732,239		267,671,920
Inventories	411,954,893		266,291,644
Prepayments and other current assets	187,576,865		38,715,248
Amounts due from inter-companies	24,251,018		23,235,199
Total current assets	1,582,721,724		1,469,656,435
Term deposits-non-current	20,000,000		20,000,000
Property, plant and equipment, net	394,621,585		394,114,176
Intangible assets, net	1,317,785		1,532,700
Operating lease right-of-use assets	86,597,121		94,201,263
Deferred income tax assets	6,132,499		11,907,344
Other non-current assets	5,677,414		2,367,064
Total assets	2,097,068,128		1,993,778,982
Short-term bank borrowings	160,000,000		180,000,000
Notes payable	316,832,113		143,622,874
Accounts payable	459,406,790		523,296,506
Amounts due to inter-companies	476,120,909		485,716,726
Income taxes payable	1,501,992		14,718,748
Advances from customers	23,522,149		15,026,392
Deferred revenue - current	37,539,733		32,757,740
Accrued expenses and other current liabilities	175,352,229		181,985,323
Total current liabilities	1,650,275,915		1,577,124,309
Deferred revenue-non-current	11,429,500		10,693,692
Deferred income tax liabilities	1,398,279		1,992,388
Operating lease liabilities	7,569,128		13,921,859
Other non-current liabilities	13,441,382		20,967,430
Total liabilities	1,684,114,204		1,624,699,678
Revenues	3,187,989,945		3,768,134,434	2,500,023,611
Net income (loss)	(9,347,980)		213,848,471	175,070,451
Net cash provided by (used in) operating activities	(74,417,318)		354,675,219	570,195,979
Net cash provided by (used) in investing activities	455,930,283		(329,808,349)	(518,734,956)
Net cash used in financing activities	(20,000,000)			(37,394,132)
Effect of foreign currency exchange rate changes on cash and restricted cash	7,993,970		(422,991)	(1,765,646)
Net increase in cash and restricted cash	369,506,935		24,443,879	12,301,245
Cash, cash equivalents and restricted cash at the beginning of the year	130,293,473		105,849,594	93,548,349
Cash, cash equivalents and restricted cash at the end of the year	¥ 499,800,408		¥ 130,293,473	¥ 105,849,594